Equity - Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022
Warrants Outstanding
Balance at the beginning	5,498,493	5,777,774		1,254,441	156
Granted/Acquired	0	1,070,719		4,523,333	1,254,285
Cancellation		(500,000)
Forfeited	(156)	(500,000)		0	0
Exercised	(1,228,000)	(850,000)		0	0
Balance at the end	4,270,337	5,498,493		5,777,774	1,254,441
Exercisable Shares
Balance at the beginning	5,498,493	5,777,774		1,254,441	156
Granted/Acquired	0	1,070,719		4,523,333	1,254,285
Cancellation		(500,000)
Forfeited	(156)	(500,000)		0	0
Exercised	(1,228,000)	(850,000)		0	0
Balance at the end	4,270,337	5,498,493		5,777,774	1,254,441
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 7.22	$ 7.55		$ 29.91	$ 90
Granted/Acquired (in dollars per share)	0	5.44		1.3552	29.9
Forfeited (in dollars per share)	90	0		0	0
Exercised (in dollars per share)	0	1.3552		0	0
Balance at the end (in dollars per share)	$ 7.22	$ 7.22		$ 7.55	$ 29.91
Average Remaining Contractual Life
Balance at the beginning (in years)	3 years 21 days	3 years 10 months 20 days		4 years 9 months 3 days	2 years 10 months 9 days
Granted/Acquired (in years)	0 years	7 years		7 years	0 years
Forfeited (in years)	0 years	0 years		0 years	0 years
Exercised (in years)	0 years	0 years		0 years	0 years
Balance at the end (in years)	5 years 2 months 23 days	3 years 21 days		3 years 10 months 20 days	4 years 9 months 3 days
Ordinary shares
Average Remaining Contractual Life
Exercise of warrants (in shares)	708,424	850,000	[1]

[1]	Giving retroactive effect to the 1-for-30 reverse share split effected on May 23, 2023